Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
April 30, 2023
OTC-K6-NPRT3-0623
1.9893895.103
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.4%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	1,498	6
Entertainment - 1.6%
Activision Blizzard, Inc.	53,247	4,137,824
Electronic Arts, Inc.	176	22,401
NetEase, Inc. ADR	1,159	103,302
Netflix, Inc. (a)	75,416	24,882,001
Take-Two Interactive Software, Inc. (a)	1,611	200,231
		29,345,759
Interactive Media & Services - 14.2%
Alphabet, Inc.:
Class A (a)	1,089,295	116,924,925
Class C (a)	521,558	56,443,007
Epic Games, Inc. (a)(c)(d)	5,200	3,882,840
Match Group, Inc. (a)	20,138	743,092
Meta Platforms, Inc. Class A (a)	295,649	71,050,368
Tencent Holdings Ltd. sponsored ADR (b)	238,207	10,566,863
Vimeo, Inc. (a)	24,964	82,132
Yandex NV Series A (a)(b)(d)	253,404	1,925,870
		261,619,097
Media - 3.6%
Charter Communications, Inc. Class A (a)	80,034	29,508,536
Comcast Corp. Class A	877,244	36,291,584
		65,800,120
TOTAL COMMUNICATION SERVICES		356,764,982
CONSUMER DISCRETIONARY - 14.5%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	1,247	15,987
Tesla, Inc. (a)	7,667	1,259,765
		1,275,752
Broadline Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	522	44,208
Amazon.com, Inc. (a)	1,173,459	123,741,252
ContextLogic, Inc. (a)(b)	565	4,074
Etsy, Inc. (a)	11,427	1,154,470
Global-e Online Ltd. (a)	20,061	559,301
JD.com, Inc. Class A	739	13,190
		125,516,495
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	1,530	183,095
Churchill Downs, Inc.	87,123	25,486,091
Domino's Pizza, Inc.	2,321	736,848
Hilton Worldwide Holdings, Inc.	6,300	907,326
Marriott International, Inc. Class A	3,994	676,344
Meituan Class B (a)(e)	433,013	7,400,390
Vail Resorts, Inc.	1,653	397,580
Wynn Resorts Ltd. (a)	9,478	1,083,146
Zomato Ltd. (a)	368,500	294,983
		37,165,803
Specialty Retail - 2.9%
Five Below, Inc. (a)	75,986	14,996,597
Lowe's Companies, Inc.	77,459	16,098,304
Ross Stores, Inc.	194,472	20,755,997
thredUP, Inc. (a)	7,523	19,861
TJX Companies, Inc.	16,251	1,280,904
		53,151,663
Textiles, Apparel & Luxury Goods - 2.7%
Kontoor Brands, Inc.	476	21,501
lululemon athletica, Inc. (a)	72,196	27,429,426
LVMH Moet Hennessy Louis Vuitton SE	21,743	20,914,186
NIKE, Inc. Class B	13,406	1,698,808
		50,063,921
TOTAL CONSUMER DISCRETIONARY		267,173,634
CONSUMER STAPLES - 4.7%
Beverages - 2.9%
Diageo PLC	225,120	10,269,099
Keurig Dr. Pepper, Inc.	587,057	19,196,764
Kweichow Moutai Co. Ltd. (A Shares)	3,500	893,041
Monster Beverage Corp.	397,922	22,283,632
		52,642,536
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	10,292	5,179,140
Dollar Tree, Inc. (a)	23,767	3,653,226
		8,832,366
Food Products - 1.3%
Mondelez International, Inc.	310,264	23,803,454
Personal Care Products - 0.0%
The Honest Co., Inc. (a)	1,176	1,952
TOTAL CONSUMER STAPLES		85,280,308
ENERGY - 5.7%
Energy Equipment & Services - 1.6%
Halliburton Co.	255,606	8,371,097
Schlumberger Ltd.	367,680	18,145,008
TGS ASA ADR	196,736	2,939,236
		29,455,341
Oil, Gas & Consumable Fuels - 4.1%
Cenovus Energy, Inc. (Canada)	12,509	209,953
Diamondback Energy, Inc.	85,754	12,194,219
EOG Resources, Inc.	1,000	119,470
Exxon Mobil Corp.	103,400	12,236,356
Hess Corp.	88,822	12,884,519
Reliance Industries Ltd.	986,613	29,330,517
Reliance Industries Ltd. GDR (e)	149,324	8,899,710
		75,874,744
TOTAL ENERGY		105,330,085
FINANCIALS - 3.3%
Banks - 1.7%
Bank of America Corp.	161,501	4,728,749
Fifth Third Bancorp	248,558	6,512,220
Huntington Bancshares, Inc.	1,081,322	12,110,806
U.S. Bancorp	75,600	2,591,568
Wells Fargo & Co.	128,942	5,125,445
Wintrust Financial Corp.	3,087	211,058
		31,279,846
Capital Markets - 0.0%
S&P Global, Inc.	149	54,024
Financial Services - 1.6%
MasterCard, Inc. Class A	71,353	27,116,281
PayPal Holdings, Inc. (a)	13,683	1,039,908
		28,156,189
TOTAL FINANCIALS		59,490,059
HEALTH CARE - 6.9%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	95,486	19,020,811
Amgen, Inc.	41,874	10,038,873
Arcutis Biotherapeutics, Inc. (a)	71,603	990,986
Ascendis Pharma A/S sponsored ADR (a)	22,142	1,549,054
GenSight Biologics SA (a)	16,039	10,109
Ionis Pharmaceuticals, Inc. (a)	2,430	85,949
Regeneron Pharmaceuticals, Inc. (a)	8,021	6,431,158
Relay Therapeutics, Inc. (a)(b)	91,141	1,036,273
Trevena, Inc. (a)(b)	1,349	874
Vertex Pharmaceuticals, Inc. (a)	38,689	13,182,503
		52,346,590
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	49,979	6,064,452
Figs, Inc. Class A (a)	3,944	28,397
Insulet Corp. (a)	61,373	19,519,069
Neuronetics, Inc. (a)	2,922	6,691
Outset Medical, Inc. (a)	3,171	57,046
Pulmonx Corp. (a)	2,888	33,934
Tandem Diabetes Care, Inc. (a)	15,281	604,822
		26,314,411
Health Care Providers & Services - 1.0%
agilon health, Inc. (a)	37,745	916,071
Cigna Group	6,363	1,611,684
Guardant Health, Inc. (a)	174,989	3,947,752
Humana, Inc.	20,908	11,091,485
		17,566,992
Health Care Technology - 0.0%
Certara, Inc. (a)	21,121	510,495
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	25,181	1,320,240
Bruker Corp.	204,008	16,143,153
Illumina, Inc. (a)	3,166	650,803
Olink Holding AB ADR (a)	89,287	1,925,921
Seer, Inc. (a)	38,113	127,297
		20,167,414
Pharmaceuticals - 0.6%
AstraZeneca PLC sponsored ADR	141,032	10,326,363
Elanco Animal Health, Inc. (a)	6,694	63,392
TherapeuticsMD, Inc. (a)(b)	519	1,837
		10,391,592
TOTAL HEALTH CARE		127,297,494
INDUSTRIALS - 1.2%
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	11,831	932,756
CSX Corp.	20,587	630,786
		1,563,542
Passenger Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)	70,824	32,756
Professional Services - 1.1%
Verisk Analytics, Inc.	100,353	19,479,521
TOTAL INDUSTRIALS		21,075,819
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	147,143	6,952,507
IT Services - 1.7%
EPAM Systems, Inc. (a)	3,000	847,320
Gartner, Inc. (a)	89,223	26,986,389
MongoDB, Inc. Class A (a)	7,652	1,836,174
Twilio, Inc. Class A (a)	133	6,997
X Holdings Corp. Class A (d)	57,830	1,928,052
		31,604,932
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (a)	65,945	5,893,505
Analog Devices, Inc.	18,273	3,286,947
Applied Materials, Inc.	147,423	16,663,222
ASML Holding NV (depository receipt)	45,196	28,783,525
Lam Research Corp.	29,186	15,295,799
Marvell Technology, Inc.	852,419	33,653,502
NVIDIA Corp.	135,763	37,672,875
NXP Semiconductors NV	50,032	8,192,240
Skyworks Solutions, Inc.	8,215	869,969
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	485,343	40,914,415
Texas Instruments, Inc.	29,558	4,942,098
		196,168,097
Software - 15.8%
Adobe, Inc. (a)	11,379	4,296,255
ANSYS, Inc. (a)	4,642	1,457,217
Aspen Technology, Inc.	70,407	12,462,039
Autodesk, Inc. (a)	20,286	3,951,510
Cadence Design Systems, Inc. (a)	73,516	15,397,926
Dropbox, Inc. Class A (a)	10,630	216,214
Dynatrace, Inc. (a)	3,034	128,278
Intuit, Inc.	25,715	11,416,174
Microsoft Corp.	764,486	234,895,968
Salesforce, Inc. (a)	645	127,949
Stripe, Inc. Class B (a)(c)(d)	7,800	157,014
Synopsys, Inc. (a)	14,462	5,370,030
Workday, Inc. Class A (a)	5,345	994,918
		290,871,492
Technology Hardware, Storage & Peripherals - 14.4%
Apple, Inc.	1,513,200	256,759,768
Samsung Electronics Co. Ltd.	165,370	8,140,105
Western Digital Corp. (a)	22,977	791,328
		265,691,201
TOTAL INFORMATION TECHNOLOGY		791,288,229
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	783	566,955
TOTAL COMMON STOCKS (Cost $1,501,426,208)		1,814,267,565

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(c)(d)	6,135	1,220,865
Reddit, Inc.:
Series E(a)(c)(d)	2,900	105,531
Series F(a)(c)(d)	108,712	3,956,030
		5,282,426
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	300	101,205

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)	33,481	864,145

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(c)(d)	3,000	60,390
Tenstorrent, Inc. Series C1 (a)(c)(d)	3,400	191,998
		252,388
TOTAL CONVERTIBLE PREFERRED STOCKS		6,500,164
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC:
Series A2(a)(c)(d)	2,467	118,983
Series B2(a)(c)(d)	15,200	766,232
		885,215
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(c)(d)	108,317	2,795,662

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,680,877
TOTAL PREFERRED STOCKS (Cost $12,775,810)		10,181,041

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $5,405,408)	7,363,938	4,742,656

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(g) (Cost $190,000)	190,000	180,500

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	11,819,321	11,821,684
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	5,546,514	5,547,069
TOTAL MONEY MARKET FUNDS (Cost $17,368,753)		17,368,753

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,537,166,179)	1,846,740,515
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(7,943,013)
NET ASSETS - 100.0%	1,838,797,502

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,401,395 or 0.8% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,300,100 or 0.9% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	672,238

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Reddit, Inc. Series E	5/18/21	123,175

Reddit, Inc. Series F	8/11/21	6,717,793

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21	120,375

Tenstorrent, Inc. Series C1	4/23/21	202,145

Tenstorrent, Inc. 0%	4/23/21	190,000

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	25,867,719	156,805,214	170,851,249	241,123	-	-	11,821,684	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	24,755,878	107,151,456	126,360,265	308,560	-	-	5,547,069	0.0%
Total	50,623,597	263,956,670	297,211,514	549,683	-	-	17,368,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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